Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	001-36081
Entity Registrant Name	NANOVIRICIDES, INC.
Entity Central Index Key	0001379006
Entity Tax Identification Number	76-0674577
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Controls Drive
Entity Address, City or Town	Shelton
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06484
City Area Code	203
Local Phone Number	937-6137
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock,
Trading Symbol	NNVC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false